Details of Significant Accounts - Summary of Expiration Dates of Unused Loss Carryforward and Amounts of Unrecognized Deductible Amounts (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 185,128	$ 4,966,727	$ 5,537,167
Unused amount	185,128	4,966,727	5,537,167
Unrecognized deferred income tax assets	185,128	4,966,727	5,537,167
2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed		136,642
Unused amount		136,642
Unrecognized deferred income tax assets		$ 136,642
Expiry year		2019
2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	6,560	$ 196,215	196,215
Unused amount	6,560	196,215	196,215
Unrecognized deferred income tax assets	$ 6,560	$ 196,215	196,215
Expiry year	2020	2020
2021
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 7,118	$ 212,903	212,903
Unused amount	7,118	212,903	212,903
Unrecognized deferred income tax assets	$ 7,118	$ 212,903	212,903
Expiry year	2021	2021
2022
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 6,284	$ 187,946	187,946
Unused amount	6,284	187,946	187,946
Unrecognized deferred income tax assets	$ 6,284	$ 187,946	187,946
Expiry year	2022	2022
2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 13,635	$ 407,816	407,816
Unused amount	13,635	407,816	407,816
Unrecognized deferred income tax assets	$ 13,635	$ 407,816	407,816
Expiry year	2023	2023
2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 21,140	$ 632,283	632,283
Unused amount	21,140	632,283	632,283
Unrecognized deferred income tax assets	$ 21,140	$ 632,283	632,283
Expiry year	2024	2024
2025
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 21,725	$ 649,799	649,799
Unused amount	21,725	649,799	649,799
Unrecognized deferred income tax assets	$ 21,725	$ 649,799	649,799
Expiry year	2025	2025
2026
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 26,492	$ 792,388	792,388
Unused amount	26,492	792,388	792,388
Unrecognized deferred income tax assets	$ 26,492	$ 792,388	792,388
Expiry year	2026	2026
2027
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 27,838	$ 832,622	832,622
Unused amount	27,838	832,622	832,622
Unrecognized deferred income tax assets	$ 27,838	$ 832,622	832,622
Expiry year	2027	2027
2028
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 29,107	$ 918,113	870,584
Unused amount	29,107	918,113	870,584
Unrecognized deferred income tax assets	$ 29,107	$ 918,113	870,584
Expiry year	2028	2028
2029
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Amount filed / assessed	$ 25,229		754,611
Unused amount	25,229		754,611
Unrecognized deferred income tax assets	$ 25,229		$ 754,611
Expiry year	2029